UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

500 Damonte Ranch, Parkway Building 700, Unit 700 Reno, Nevada 89521

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Anydrus Advantage ETF

NDOW   ︳Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — September 30, 2024

Fund Overview

This Semi-annual shareholder report contains important information about Anydrus Advantage ETF (the "Fund") for the period of May 13, 2024 to September 30, 2024. The fund performance section was not included since the fund was less than six months old. You can find additional information about the Fund at https://anydrusfunds.com. You can also request this information by contacting us at 1-877-694-3532.

What were the Fund's costs since inception?*

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anydrus Advantage ETF	$68	1.76%

*Expenses for a full reporting period would be higher

Fund Statistics

Net Assets	$40,798,824
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$165,258
Portfolio Turnover Rate	118%

What did the Fund invest in?

(as of 9/30/2024)

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	16.4
Exchange-Traded Funds	83.6
Total	100.0

Material Fund Changes

There were no material fund changes during the reporting period.

Anydrus Advantage ETF

Additional information about the Fund (e.g. Semi-Annual Financial Statements and Additional Information, holdings, proxy voting information, Prospectus and Statement of Additional Information) is available:

Semi-Annual Shareholder Report — September 30, 2024

NDOW-09/24-SAR

On the Fund's website:https://anydrusfunds.com,

or upon request, by calling 1-877-694-3532.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information

Anydrus Advantage ETF (NDOW)

September 30, 2024

TABLE OF CONTENTS

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 1

Portfolio of InvestmentsSeptember 30, 2024 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)

Common Stocks — 16.2%
Communication Services — 1.7%
2,436	Baidu, Inc., ADR(a)	256,486
5,766	JOYY, Inc., ADR(a)	208,960
2,492	NetEase, Inc., ADR	233,027
		698,473
Consumer Discretionary — 0.7%
2,522	Alibaba Group Holding, Ltd. , ADR	267,635
Energy — 0.9%
6,149	Eni SpA, ADR	186,376
12,966	Petroleo Brasileiro SA, ADR	186,840
		373,216
Financials — 1.4%
38,486	FinVolution Group, ADR	237,843
1,639	JPMorgan Chase & Co.	345,600
		583,443
Health Care — 2.5%
2,278	BioNTech SE, ADR(a)	270,558
15,693	Organon & Co.	300,207
203	Regeneron Pharmaceuticals, Inc.(a)	213,402
505	Vertex Pharmaceuticals, Inc.(a)	234,865
		1,019,032
Industrials — 3.5%
3,526	ABB, Ltd., ADR	204,226
2,428	Boise Cascade Co.	342,299
1,088	Eaton Corp. PLC	360,607
6,146	Euroseas, Ltd.	300,232
2,141	Siemens AG, ADR	216,348
		1,423,712
Information Technology — 2.8%
8,685	Infosys, Ltd., ADR	193,415
387	Monolithic Power Systems, Inc.	357,782
1,405	Nice, Ltd., ADR(a)	244,006
1,408	NXP Semiconductors NV	337,934
		1,133,137
Materials — 0.9%
7,309	Freeport-McMoRan, Inc.	364,865

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 2

Portfolio of Investments (continued)September 30, 2024 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Utilities — 1.8%
4,546	NextEra Energy, Inc.	384,274
4,421	Sempra	369,728
		754,002
Total Common Stocks (Cost $6,213,584)		6,617,515

Exchange-Traded Funds — 82.9%
9,451	abrdn Physical Precious Metals Basket Shares ETF(a)	1,070,704
15,153	BNY Mellon U.S. Large Cap Core Equity ETF	1,660,163
32,827	BondBloxx Bloomberg Seven Year Target Duration U.S. Treasury ETF	1,610,493
58,306	Bondbloxx JPMorgan USD Emerging Markets 1-10 Year Bond ETF	2,498,989
177,916	Franklin International Aggregate Bond ETF	3,699,762
82,411	Invesco Bulletshares 2028 High Yield Corporate Bond ETF	1,826,228
18,037	Invesco S&P 500 Momentum ETF	1,634,874
47,229	Invesco S&P International Developed Momentum ETF	1,987,396
23,591	iShares 3-7 Year Treasury Bond ETF	2,821,602
151,230	iShares iBonds Term Treasury ETF	3,423,091
17,963	iShares MSCI USA Min Vol Factor ETF	1,640,202
43,832	Schwab 5-10 Year Corporate Bond ETF	2,023,285
19,455	Schwab U.S. Dividend Equity ETF	1,644,531
56,690	Vanguard Intermediate-Term Treasury ETF	3,425,210
19,644	Vanguard Long-Term Treasury ETF	1,208,892
3,134	Vanguard S&P 500 ETF	1,653,718
Total Exchange-Traded Funds (Cost $33,170,783)		33,829,140

Total Investments — 99.1% (Cost $39,384,367)		40,446,655
Other Assets in Excess of Liabilities — 0.9%		352,169
Net Assets — 100.0%		40,798,824

(a) Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Statement of Assets and LiabilitiesSeptember 30, 2024 (Unaudited)

Anydrus Advantage ETF

Assets:
Investments, at value (Cost $39,384,367)	$40,446,655
Cash	390,226
Deferred Offering Costs	6,275
Dividends and interest receivable	19,668
Prepaid expenses and other assets	1,875
Total Assets	40,864,699
Liabilities:
Accrued expenses:
24F-2 fees	1,773
Advisory	40,970
Administration	6,555
Compliance services	259
Fund accounting	4,626
Legal and audit	11,016
Trustee	605
Other	71
Total Liabilities	65,875
Net Assets	$40,798,824
Net Assets consist of:
Paid-in Capital	$40,142,144
Total Distributable Earnings (Loss)	656,680
Net Assets	$40,798,824

Net Assets:	$40,798,824
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,600,000
Net Asset Value (offering and redemption price per share):	$25.50

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Statement of OperationsFor the Period ended September 30, 2024 (Unaudited)

Anydrus Advantage ETF(a)
Investment Income:
Dividend income	$411,340
Total Investment Income	411,340
Expenses:
Advisory	165,258
Administration	26,441
Compliance services	3,259
Custodian	680
Offering cost	3,756
Fund accounting	11,016
Legal and audit	12,567
Printing	3,252
Treasurer	1,023
Trustee	1,397
Other	5,797
Total Net Expenses	234,446
Net Investment Income (Loss)	176,894
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(608,992)
Net realized gains (losses) from in-kind transactions	26,490
Change in unrealized appreciation (depreciation) on investments	1,062,288
Net Realized and Unrealized Gains (Losses):	479,786
Change in Net Assets Resulting From Operations	$656,680

(a) For the period from the commencement of operations on May 31, 2024, through September 30, 2024.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Statements of Changes in Net AssetsFor the Period ended September 30, 2024 (Unaudited)

Anydrus Advantage ETF
For the period May 13, 2024(a) through September 30, 2024
From Investment Activities:
Operations:
Net investment income (loss)	$176,894
Net realized gains (losses) from investment and in-kind transactions	(582,502)
Change in unrealized appreciation (depreciation) on investments	1,062,288
Change in net assets resulting from operations	656,680
Capital Transactions:
Proceeds from shares issued	41,395,597
Cost of shares redeemed	(1,253,453)
Change in net assets from capital transactions	40,142,144
Change in net assets	40,798,824
Net Assets:
Beginning of period	—
End of period	$40,798,824
Share Transactions:
Issued	1,650,000
Redeemed	(50,000)
Change in shares	1,600,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Financial Highlights

Anydrus Advantage ETF	May 13, 2024(a) through September 30, 2024
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.13
Net Realized and Unrealized Gains (Losses) on Investments	0.37
Total from Investment Activities	0.50
Net Asset Value, End of Period	$25.50
Net Assets at End of Period (000’s)	$40,799

Total Return at NAV(c)(d)	2.00%

Ratio of Net Expenses to Average Net Assets(e)(f)	1.76%
Ratio of Gross Expenses to Average Net Assets(e)(f)(g)	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)(h)	1.33%
Portfolio Turnover(d)(i)	118%

(a) Commencement of operations.

(b) Calculated using the average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes expenses of the investment companies in which the Fund invests.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 7

Notes to Financial StatementsSeptember 30, 2024 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Anydrus Advantage ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on May 13, 2024.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called Creation Units (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Paralel Distributors LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

Semi-Annual Shareholder Report | 8

Notes to Financial Statements (continued)September 30, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. If market quotations are not readily available, securities will be valued at their fair market as determined using the fair value procedures approved by the Board. The Board has delegated the execution of these procedures to the advisor as fair value designee. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust uses a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Semi-Annual Shareholder Report | 9

Notes to Financial Statements (continued)September 30, 2024 (Unaudited)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. The Fund traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments as of September 30, 2024.

The following table summarizes the Fund’s investments, based on their valuation inputs, as of September 30, 2024, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Anydrus Advantage ETF
Common Stock(a)	$6,617,515	$6,617,515
Exchange-Traded Funds	33,829,140	33,829,140
Total Investments	$40,446,655	$40,446,655

(a) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities’ gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends and dividend expense, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Semi-Annual Shareholder Report | 10

Notes to Financial Statements (continued)September 30, 2024 (Unaudited)

C. Cash

Idle cash may be swept into various interest-bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributable to a fund are allocated proportionally among all funds within the Trust in relation to the net assets of each fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Collaborative Fund Advisors, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 1.25% of its average daily net assets, calculated daily and paid monthly.

The Advisor contractually agreed to reduce its fees and to reimburse expenses, through July 31, 2025 to ensure that Net Annual Fund Operating Expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) portfolio transaction and other investment-related costs (including brokerage fees and commissions), (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments, (such as

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (continued)September 30, 2024 (Unaudited)

option fees and expenses or swap fees and expenses); or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Advisor)) would not exceed 1.85%. The Advisor retains its right to receive reimbursement of any excess expense payments paid by it pursuant to this Agreement for three years from the date on which the waiver or reimbursement occurs, if such reimbursement can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

As of September 30, 2024, there were no amounts available to be repaid to the Advisor.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as the sub-administrator, fund accountant, and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee.

C. Distribution and Shareholder Services Fees

Paralel Distributors LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with an ETF Distribution Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the Fund’s net assets at month-end and is paid by the Fund on a quarterly basis as previously approved by the Board. During the period ended September 30, 2024, the Fund paid a total of $1,023 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and, except for the Treasurer, receive no compensation from the Fund for their services.

Semi-Annual Shareholder Report | 12

Notes to Financial Statements (continued)September 30, 2024 (Unaudited)

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2024 were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$43,418,856	$43,283,090

Purchases and sales of in-kind transactions for the period ended September 30, 2024 were as follows:

	Purchases	Sales
Anydrus Advantage ETF	$41,077,997	$1,246,894

There were no purchases or sales of U.S. government securities during the period ended September 30, 2024.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The transaction fees for the Fund are listed below:

	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases(a)
Anydrus Advantage ETF	$250	2.00%

(a) As a percentage of the amount invested.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities. As of September 30, 2024, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (continued)September 30, 2024 (Unaudited)

of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Additional investment risks are outlined in the Fund’s prospectus.

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2024.

Semi-Annual Shareholder Report | 14

Approval of Management AgreementSeptember 30, 2024 (Unaudited)

Approval of the Investment Advisory Agreement with Collaborative Fund Advisors, LLC (Anydrus Advantage ETF)

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 28, 2023 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement between Collaborative Fund Advisors, LLC (“CFA”) and the Trust, with respect to the Anydrus Advantage ETF (the “Fund”). In considering the approval of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the approval of the investment advisory agreement between CFA and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board noted that CFA was a new investment advisory firm, so it did not yet have any funds under management. The Board reviewed the business experience of each of the key persons that would service the Fund, noting the extensive experience of the portfolio managers. The Board noted that CFA would provide research on the assets held through proprietary research methods and published academic research, risk management services, and compliance oversight. The Board noted that CFA would utilize the services of a sub-adviser that would provide trading services and assist with the Fund’s operations. The Board noted its familiarity with the sub-adviser as adviser to other series of the Trust. The Board noted that CFA reported no compliance issues, SEC exams, regulatory exams or any material litigation or administrative actions in the past 36 months. The Board reviewed CFA’s policies regarding the selection of broker-dealers for portfolio transactions, which included collaboration with the sub-adviser and other service providers to conduct practices in line with industry best practices. The Board concluded that CFA had sufficient quality and depth of personnel and resources to perform its duties under the proposed investment advisory agreement in a manner and at a level that was consistent with the Board’s expectations.

Performance. The Board noted that there was no prior performance of the Fund for the Board to evaluate.

Semi-Annual Shareholder Report | 15

Approval of Management Agreement (continued)September 30, 2024 (Unaudited)

Fees and Expenses. The Board discussed the proposed advisory fee of 1.25% and net expense ratio of 1.85% for the Fund. The Board noted that the advisory fee and net expense ratio was lower than the average of the Fund’s peer group identified by CFA. The Board noted that CFA intended to have an expense limitation agreement in place with respect to the Fund. The Board considered the services to be provided by CFA, as well as the costs of providing such services and, after discussion, the Board concluded that the proposed fees were not unreasonable.

Profitability. The Board discussed that CFA anticipated to earn a marginal profit from its relationship with the Fund during the first two years. The Board determined that excessive profitability was not an issue for the Fund at this time.

Economies of Scale. The Board considered whether CFA would realize economies of scale during the initial period of the investment advisory agreement. The Board noted that the proposed fee schedule included breakpoints as the Fund grew in assets under management.

Conclusion. Having requested and received such information from CFA as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the investment advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 16

Additional InformationSeptember 30, 2024 (Unaudited)

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.anydrusfunds.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

Information regarding how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-694-3532 or referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	December 6, 2024

By (Signature and Title)	/s/ Bill McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	December 6, 2024